Capital Stock	12 Months Ended
Sep. 30, 2025
Capital Stock [Abstract]
Capital Stock

13. Capital Stock

Common shares

During the year ended September 30, 2023, the Company issued 699,083 common shares to its directors, executives and employees for their services rendered to the Company. These common shares are based on certain vesting schedules (see “Share-based awards” below). An aggregate value of $1,654,942 related to the vested common shares was recognized in the year ended September 30, 2023.

During the year ended September 30, 2023, the Company issued 150,000 common shares for certain consulting services. The value of $244,500 of the common shares was recognized in the year ended September 30, 2023.

During the year ended September 30, 2023, the Seller of Ameri-Can exercised its redemption option and therefore the Company repurchased the 201,614 common shares that it previously issued for the acquisition of Ameri-Can. The Company paid cash consideration of $1,250,000 for the repurchase and the amount is debited from the share capital for the year ended September 30, 2023.

During the year ended September 30, 2024, the Company completed a unit offering private placement and issued 400,000 units with unit price of $2.00, raising total gross proceeds of $800,000. Each unit contains one share and one warrant. Each warrant is exercisable into one share at an exercise price of $2.00/share within 5 years from the issuance date.

During the year ended September 30, 2024, the Company issued 715,000 common shares to its directors, executives and employees for their services rendered to the Company. These common shares are based on certain vesting schedules (see “Share-based awards” below). An aggregate value of $834,399 related to the vested common shares was recognized in the year ended September 30, 2024.

During the year ended September 30, 2025, the Company completed a unit offering private placement and issued 4,500,000 ordinary shares and warrants to purchase 13,500,000 ordinary shares at a combined purchase price of $0.40 per share and accompanying warrants for gross proceeds of $1.8 million. The warrants are immediately exercisable at an exercise price of $0.48 per share, and expire one year after the issuance date.

During the year ended September 30, 2025, the Company completed a private placement and issued 5,068,494 ordinary shares at a purchase price of $0.73 per share for gross proceeds of $3.7 million.

During the year ended September 30, 2025, the Company issued 715,000 common shares to its directors, executives and employees and other third party for their services rendered to the Company. These common shares are based on certain vesting schedules (see “Share-based awards” below). An aggregate value of $524,280 related to the vested common shares was recognized in the year ended September 30, 2025.

Stock options

At September 30, 2024, the Company had one stock option plan, the 2019 Equity Incentive Plan (the “2019 Plan”).

During the year ended September 30, 2024, the Company granted 1,030,000 stock options, vesting in one-year or a three-year period, to certain officers and directors of the Company.

At September 30, 2025, the Company had one stock option plan, the 2019 Equity Incentive Plan (the “2019 Plan”).

During the year ended September 30, 2025, the Company granted 1,030,000 stock options, vesting in one-year or a three-year period, to certain officers and directors of the Company.

The fair values of these stock options were estimated at the dates of grant, which is August 6, 2025 for stock options granted in fiscal 2025 and October 19, 2023 for stock options granted in fiscal 2024, using the Black-Scholes Option Valuation Model, with the following weighted average assumptions:

	September 30, 2025	September 30, 2024
Stock price	$0.54	$1.16
Exercise price	$0.54	$1.16
Expected risk free interest rate	3.77%	4.75%
Expected volatility	136.90%	166.40%
Expected life in years	5	5
Expected dividend yield	nil	nil
Grant date fair value per option	$0.48	$1.10

A continuity schedule of outstanding stock options at September 30, and the changes during the periods, is as follows:

	Number of Stock Options	Weighted Average Exercise Price
		US$
Balance, September 30, 2023	455,000	3.73
Granted	1,030,000	1.16
Exercised	-	-
Forfeited	-	-
Balance, September 30, 2024	1,485,000	1.95
Granted	1,030,000	0.54
Exercised	-	-
Forfeited	-	-
Balance, September 30, 2025	2,515,000	1.37

A continuity schedule of outstanding unvested stock options at September 30, and the changes during the periods, is as follows:

	Number of Unvested Stock Options	Weighted Average Grant Date Fair Value
		US$
Balance, September 30, 2023	22,500	2.11
Granted	1,030,000	1.10
Vested	(775,000)	1.19
Forfeited	-	-
Balance, September 30, 2024	277,500	1.10
Granted	1,030,000	0.48
Vested	(1,161,250)	0.68
Forfeited	-	-
Balance, September 30, 2025	146,250	0.61

At September 30, 2025, the aggregate intrinsic value of all outstanding stock options granted was estimated at $nil. At September 30, 2025, the unrecognized compensation cost related to unvested stock options was $78,260 expected to be recognized over 0.25 to 3 years.

A summary of stock options outstanding and exercisable at September 30, 2025:

	Exercisable	Weighted Average Exercise Price	Weighted Average Remaining Contractual Life (Years)
		US$
Grant date
November 1, 2021	365,000	4.10	6.08
December 30, 2022	90,000	2.21	7.25
October 19, 2023	1,013,750	1.16	8.08
August 6, 2025	900,000	0.54	9.83

Share-based awards

(a)	During the year ended September 30, 2022, the Company granted an aggregate of 875,000 share-based awards with a fair value of $4.10 per share, determined using the share price at the date of grant of November 1, 2021 to certain directors, officers and employees of the Company (the “November 1, 2021 Grant”). These share-based awards have a vesting period of ranging from 1 year to 2 years from the grant date in ranging from 3 equal instalments to 5 equal instalments in the vesting periods. During the year ended September 30, 2022, an aggregate of 640,000 shares were issued to these directors, officers and employees under the November 1, 2021 Grant.

(b)	During the year ended September 30, 2022, the Company approved the following share-based compensations to its directors (the “November 1, 2021 Director Grant”): (i) annually a number of restricted stock equal to $30,000 divided by the closing price of the Company’s common stock, under the Company’s 2019 Equity Incentive Plan on the date of the Company’s annual meeting of stockholders; (ii) Mr. Craig Wilson received a grant of shares equal to $27,000 (based on the Company’s common share price as of November 1, 2021) of which one-third of such shares were issued and the remaining two-thirds will be issued in equal instalments on April 1, 2022 and October 1, 2022; and iii) Ms. Cowan and Mr. Pratt each received a grant of shares equal to $22,500 (based on the Company’s common share price as of November 1, 2021) of which one-third of such shares were issued and the remaining two thirds will be issued in equal instalments on April 1, 2022 and October 1, 2022. As of September 30, 2022, an aggregate of 16,247 shares were issued to these directors.

(c)	During the year ended September 30, 2023, the Company issued 185,000 shares of the November 1, 2021 Grant (see (a) above) pursuant to its vesting schedule.

(d)	During the year ended September 30, 2023, the Company issued the remaining 71,519 shares of the November 1, 2021 Director Grant (see (b) above) pursuant to its vesting schedule.

(e)	During the year ended September 30, 2024, the Company issued the remaining 50,000 shares of the November 1, 2021 Grant (see (a) above) pursuant to its vesting schedule.

(f)	During the year ended September 30, 2023, the Company granted an aggregate of 360,000 share-based awards with a fair value of $2.21 per share, determined using the share price at the date of grant of December 31, 2022 to the Company’s Chief Executive Officer and Chief Financial Officer. These share-based awards vest in 4 equal instalments over each of the quarter end of the fiscal year. During the year ended September 30, 2023, an aggregate of 360,000 shares have already been issued to the Chief Executive Officer and Chief Financial Officer.

(g)	During the year ended September 30, 2023, the Company granted an aggregate of 80,000 share-based awards with a fair value of $1.63 per share, determined using the share price at the date of grant of February 7, 2023, to certain officers of the Company. These share-based awards vest in 4 equal instalments over each of the quarter end of the fiscal year. During the year ended September 30, 2023, all of the 80,000 shares have already been issued to these officers.

(h)	During the year ended September 30, 2023, the Company granted 300,000 share-based awards with a fair value of $1.63 per share, determined using the share price at the date of grant of February 7, 2023, to a consultant of the Company. These share-based awards vest according to the percentage of the consulting services rendered to the Company. As of September 30, 2023, only 50% of the services have been rendered to the Company. Therefore, only 150,000 shares have been issued to the consultant during the year ended September 30, 2023.

(i)	In addition, on February 7, 2023, the Company granted share-based awards with value equal to US$3,846 (RMB27,000) divided by the closing price of February 7, 2023 to an employee. Accordingly, 2,564 shares were issued to the employee during the year ended September 30, 2023.

The total amount of stock-based compensation expenses in relation to awards (c) to (i) above is $1,796,179 for the year ended September 30, 2023.

(j)	During the year ended September 30, 2024, the Company granted an aggregate of 440,000 share-based awards with a fair value of $1.16 per share, determined using the share price at the date of grant of October 19, 2023, to certain officers of the Company. These share-based awards vest in 4 equal instalments over each of the quarter end of the fiscal year. During the year ended September 30, 2024, all of the 440,000 shares have already been issued to these officers.

(k)	During the year ended September 30, 2024, the remaining 150,000 shares from note (h) above were granted to the consultant.

(l)

During the year ended September 30, 2024, the Company granted 150,000 share-based awards with a fair value of $0.84 per share, determined using the share price at the date of grant of July 10,2024, to a consultant of the Company. These share-based awards vest according to the percentage of the consulting services rendered to the Company. As of September 30, 2024, 75,000 shares have already been issued to the consultant.

The total amount of stock-based compensation expenses in relation to awards (j) to (l) above is $834,400 for the year ended September 30, 2024.

(m)	During the year ended September 30, 2025, the Company granted an aggregate of 440,000 share-based awards with a fair value of $0.54 per share, determined using the share price at the date of grant of August 6, 2025, to certain officers of the Company. These share-based awards vest in 4 equal instalments over each of the quarter end of the fiscal year. During the year ended September 30, 2025, all of the 440,000 shares have already been issued to these officers.

(n)	During the year ended September 30, 2025, the Company granted an aggregate of 200,000 performance-based share (the “Performance Shares”) to Chief Executive Officer, Chief Financial Officer and Chief Operating Officer. The Performance Shares are subject to a one-year vesting provision whereby the total Performance Shares become exercisable at the end of September 30, 2024 if the Company’s sales increase achieved a targeted percentage determined by the Company. Since the Company has met the sales increase target for the year ended September 30, 2024, the share-based compensation expense in relation to the Performance Shares have been recognized during the year ended September 30, 2025.

(o)	During the year ended September 30, 2025, the remaining 75,000 shares from note (l) above were issued to the consultant.

A summary of stock-based compensation expense for the years ended September 30 2025, 2024 and 2023 is as follows:

	September 30,	September 30,	September 30,
	2025	2024	2023
	US$	US$	US$

Common share awards	524,280	834,399	1,796,179
Stock option awards	448,599	1,142,787	265,631
Total	972,879	1,977,186	2,061,810

Warrants

The continuity of the Company’s warrants is as follows:

	Number of Warrants	Weighted Average Exercise Price
		US$
Balance, September 30, 2023	1,562,686	7.50
Granted	400,000	2.00
Exercised	-	-
Forfeited	-	-
Balance, September 30, 2024	1,962,686	6.38
Granted	13,753,425	0.48
Exercised	-	-
Forfeited	-	-
Balance, September 30, 2025	15,716,111	1.22

On May 27, 2025, the Company completed a unit offering private placement and issued 4,500,000 ordinary shares and warrants to purchase 13,500,000 ordinary shares at a combined purchase price of $0.40 per share and accompanying warrants for gross proceeds of $1.8 million, before deducting offering expenses, and excluding the proceeds, if any, from the exercise of the May Warrants (the “May Private Placement” ). The warrants are immediately exercisable at an exercise price of $0.48 per share, and expire one year after the issuance date. The fair value of the warrants granted was $0.38 per warrant using the Black-Scholes model with the following assumptions: (i) grant date share price - $0.63 per share; (ii) risk free rate – 4.04%; (iii) expected life - 1 year; (iv) expected volatility – 143%; and (v) expected forfeiture and dividends – nil.

On August 26, 2025, the Company granted 253,425 warrants to a Placement agent at an exercise price of $0.73 per common share expiring on August 25, 2026. The warrants can be exercised immediately. The fair value of the warrants granted was $0.48 per warrant using the Black-Scholes model with the following assumptions: (i) grant date share price - $0.54 per share; (ii) risk free rate – 3.77%; (iii) expected life - 5 years; (iv) expected volatility – 136.90%; and (v) expected forfeiture and dividends – nil.

A summary of warrants outstanding and exercisable at September 30, 2025:

	Exercisable	Weighted Average Exercise Price	Weighted Average Remaining Contractual Life (Years)
		US$
Grant date
March 29, 2021	1,562,686	7.50	0.49
January 8, 2024	400,000	2.00	3.27
May 27, 2025	13,500,000	0.48	0.65
August 26, 2025	253,425	0.73	4.90

Investment in subsidiary

On November 17, 2023, the Company incorporated a 100% owned subsidiary, Gilmore. Gilmore owns 40% of SouthGilmore, which was incorporated on November 20, 2023. The shareholders of SouthGilmore agreed to contribute a total investment of US$7,500,000 into the newly formed entity. The Company agreed to subscribe to 600 units of the total 1,500 units issued by SouthGilmore by contributing US$3,750,000 (actual contribution: US$3,762,395). The remaining 900 units will be subscribed by the other shareholders, who will contribute the remaining US$3,750,000 (actual contribution: US$3,737,727) into SouthGilmore.

SouthGilmore is a variable interest entity (“VIE”) to the Company since its holds 40% interest in the entity. The Company concluded that it has controlling financial interest in SouthGilmore since it has: i) the power to direct the activities of SouthGilmore and ii) the Company’s equity pickup of the financial results (losses or benefits) of SouthGilmore could potentially be significant to the Company. Therefore, the Company should consolidate SouthGilmore based on the VIE model.

Since the Company only owns 40% of the interest in SouthGilmore although it is required to contribute the same amount of investment as the other non-controlling shareholders (“NCI”), the Company ownership in the total US$7,500,000 is still based on the 40% ownership. Therefore, its US$3,750,000 investment was diluted by the NCI’s additional 10% more ownership. The dilution amount, calculated based on actual contributions from the Company and the NCI, is US$762,346. Since the dilution has not changed the Company’s control over SouthGilmore, the dilution amount is accounted for as an equity transaction between the Company, controlling shareholder, and the NCI.